SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in):
Operating activities	$ 6,328	$ 5,159
Financing activities	28,746	18,136
Investing activities	(36,674)	(19,833)
BPY
Cash flows from (used in):
Operating activities	624	1,357
Financing activities	(892)	8,873
Investing activities	(1,611)	(8,406)
Distributions paid to non-controlling interests in common equity	576	427
BEP
Cash flows from (used in):
Operating activities	1,212	1,103
Financing activities	(1,010)	(1,080)
Investing activities	(251)	(624)
Distributions paid to non-controlling interests in common equity	254	244
BIP
Cash flows from (used in):
Operating activities	2,143	1,362
Financing activities	9,542	4,418
Investing activities	(11,372)	(5,564)
Distributions paid to non-controlling interests in common equity	628	558
BBU
Cash flows from (used in):
Operating activities	2,163	1,341
Financing activities	15,925	3,561
Investing activities	(17,939)	(3,999)
Distributions paid to non-controlling interests in common equity	$ 13	$ 11